EXHIBIT 99.1
Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	May 2006
Distribution Date	06/15/06
Transaction Month	3
30/360 Days	30
Actual/360 Days	31
I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 4, 2006
Closing Date:	March 15, 2006

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,000,893,219.27	61,913	7.730%	59.94

	Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	$200,000,000.00	19.982%	4.83800%	March 15, 2007
Class A-2 Notes	$258,000,000.00	25.777%	5.13000%	February 16, 2009
Class A-3 Notes	$208,000,000.00	20.781%	5.13000%	June 15, 2010
Class A-4 Notes	$156,700,000.00	15.656%	5.26000%	November 15, 2012
Class B Notes	$28,200,000.00	2.817%	5.29000%	November 15, 2012
Class C Notes	$37,600,000.00	3.757%	5.34000%	November 15, 2012
Class D Notes	$32,900,000.00	3.287%	5.52000%	November 15, 2012

Total Securities	$921,400,000.00	92.058%

Overcollateralization	$18,893,614.04	1.888%
YSOA	$60,599,605.23	6.055%

Total Original Pool Balance	$1,000,893,219.27	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor

Class A-1 Notes	$58,435,004.60	0.2921750	$21,727,919.36	0.1086396	$36,707,085.24
Class A-2 Notes	$258,000,000.00	1.0000000	$258,000,000.00	1.0000000	$—
Class A-3 Notes	$208,000,000.00	1.0000000	$208,000,000.00	1.0000000	$—
Class A-4 Notes	$156,700,000.00	1.0000000	$156,700,000.00	1.0000000	$—
Class B Notes	$28,200,000.00	1.0000000	$28,200,000.00	1.0000000	$—
Class C Notes	$37,600,000.00	1.0000000	$37,600,000.00	1.0000000	$—
Class D Notes	$32,900,000.00	1.0000000	$32,900,000.00	1.0000000	$—

Total Securities	$779,835,004.60	0.8463588	$743,127,919.36	0.8065204	$36,707,085.24

Weighted Avg. Coupon (WAC)	7.70%		7.69%
Weighted Avg. Remaining Maturity (WARM)	57.24		56.26
Pool Receivables Balance	$866,059,719.74		$830,358,495.26
Remaining Number of Receivables	55,885		54,350

Adjusted Pool Balance	$810,952,889.71		$777,036,109.11

III. COLLECTIONS

Principal:
Principal Collections	$35,213,461.77
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$32,828.00

Total Principal Collections	$35,246,289.77

Interest:
Interest Collections	$5,528,671.81
Late Fees & Other Charges	$53,825.32
Interest on Repurchase Principal	$—

Total Interest Collections	$5,582,497.13

Collection Account Interest	$141,980.97
Reserve Account Interest	$19,276.90
Servicer Advances	$—

Total Collections	$40,990,044.77

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	May 2006
Distribution Date	06/15/06
Transaction Month	3
30/360 Days	30
Actual/360 Days	31
IV. DISTRIBUTIONS

	Total Collections			$40,990,044.77
	Reserve Account Release			$—
	Reserve Account Draw			$—

Total Available for Distribution				$40,990,044.77
		Amount Due	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	$721,716.43	$721,716.43	$721,716.43

	Collection Account Interest			$141,980.97
	Late Fees & Other Charges			$53,825.32

Total due to Servicer				$917,522.72

2.	Class A Noteholders Interest:
	Class A-1 Notes	$243,443.48	$243,443.48
	Class A-2 Notes	$1,102,950.00	$1,102,950.00
	Class A-3 Notes	$889,200.00	$889,200.00
	Class A-4 Notes	$686,868.33	$686,868.33

	Total Class A interest:	$2,922,461.81	$2,922,461.81	$2,922,461.81

3.	First Priority Principal Distribution:	$—	$—	$—

4.	Class B Noteholders Interest:	$124,315.00	$124,315.00	$124,315.00

5.	Second Priority Principal Distribution:	$—	$—	$—

6.	Class C Noteholders Interest:	$167,320.00	$167,320.00	$167,320.00

7.	Third Priority Principal Distribution:	$—	$—	$—

8.	Class D Noteholders Interest:	$151,340.00	$151,340.00	$151,340.00

	Available Funds Remaining:			$36,707,085.24

9.	Regular Principal Distribution Amount:			$36,707,085.24

		Distributable Amount	Paid Amount
	Class A-1 Notes		$36,707,085.24
	Class A-2 Notes		$—
	Class A-3 Notes		$—
	Class A-4 Notes		$—

	Class A Notes Total:	$121,824,013.65	$36,707,085.24
	Class B Notes Total:	$28,200,000.00	$—
	Class C Notes Total:	$28,533,741.23	$—
	Class D Notes Total:	$19,668,050.36	$—

	Total Noteholders Principal		$36,707,085.24

10.	Available Amounts Remaining to reserve account			0.00

11.	Trustee Expenses			0.00

12.	Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$55,106,830.03
Beginning Period Amount	$55,106,830.03
Current Period Amortization	$1,784,443.89
Ending Period Required Amount	$53,322,386.15
Ending Period Amount	$53,322,386.15
Next Distribution Date Required Amount	$51,561,755.05

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	May 2006 06/15/06 3 30 31
VI. RESERVE ACCOUNT

Beginning Period Required Amount	$4,701,468.07
Beginning Period Amount	$4,701,468.07
Current Period Release to Collection Account	$—
Current Period Deposit	$—
Current Period Release to Depositor	$—
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,701,468.07
Ending Period Amount	$4,701,468.07

VII. OVERCOLLATERALIZATION

	Beginning	Ending	Target
Overcollateralization Amount	$31,117,885.11	$33,908,189.75	$53,576,240.11
Overcollateralization as a % of Original Pool (unadjusted)	3.11%	3.39%	5.35%
Overcollateralization as a % of Current Pool (unadjusted)	3.59%	4.08%	6.45%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.70%	53,642	98.70%	$819,595,504.83
30 - 59 Days	0.97%	528	0.98%	$8,140,915.55
60 - 89 Days	0.26%	143	0.25%	$2,060,780.86
90 + Days	0.07%	37	0.07%	$561,294.02

		54,350		$830,358,495.26
Total
Delinquent Receivables 60 + days past due	0.33%	180	0.32%	$2,622,074.88
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.22%	124	0.21%	$1,815,432.42
Delinquency Ratio 60+ for 2nd Preceding Collection Period	0.08%	46	0.08%	$685,283.39

Three-Month Average Delinquency Ratio	0.21%		0.20%

Repossession in Current Period				74
Repossession Inventory				75

Charge-Offs
Gross Principal of Charge-Off for Current Period				$487,762.71
Recoveries				$(32,828.00)

Net Charge-offs for Current Period				$454,934.71

Beginning Pool Balance for Current Period				$866,059,719.74

Net Loss Ratio				0.63%
Net Loss Ratio for 1st Preceding Collection Period				0.27%
Net Loss Ratio for 2nd Preceding Collection Period				0.11%

Three-Month Average Net Loss Ratio for Current Period				0.34%

Cumulative Net Losses for All Periods				$752,766.38
Cumulative Net Losses as a % of Initial Pool Balance				0.08%

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